Long-term debt	12 Months Ended
Mar. 31, 2019
Long-term debt

17. Long-term debt

Long-term debt as of March 31, 2018 and March 31, 2019 comprised of the following:

	As of March 31,
	2018		2019		2019
	(In millions)
Subordinated debt	Rs.	231,070.0	Rs.	211,320.0	US$	3,055.5
Others		701,885.6		833,265.2		12,048.4
Less: Debt issuance cost		(49.3)		(32.2)		(0.5)

Total	Rs.	932,906.3	Rs.	1,044,553.0	US$	15,103.4

The below table presents the balance of long-term debt as of March 31, 2018 and March 31, 2019 and the related contractual rates and maturity dates:

	As of,
	March 31, 2018				March 31, 2019
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2019-2028	7.56% to 10.85%	Rs.	151,063.5	2021-2029	7.56% to 10.20%	Rs.	128,315.8	US$	1,855.3
Perpetual debt	2023	8.85%		79,997.3	2023-2029	8.85% to 9.40%		82,997.9		1,200.1
Others*
Variable rate—(1)	2020-2022	2.68% to 3.25%		32,227.2	2020-2022	3.30% to 3.88%		36,288.8		524.7
Variable rate—(2)	2019-2023	7.64% to 10.05%		108,196.7	2020-2024	8.25% to 10.05%		116,615.2		1,686.2
Fixed rate—(1)	2019-2027	6.90% to 10.35%		561,421.6	2020-2029	4.60% to 9.56%		680,335.3		9,837.1

Total			Rs.	932,906.3			Rs.	1,044,553.0	US$	15,103.4

*	Variable rate (1) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (MCLR), among others.

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2019
	(In millions)
Due in the twelve months ending March 31:
2020	Rs. 261,201.6	US$	3,776.8
2021	153,384.5		2,217.8
2022	114,697.8		1,658.4
2023	79,464.2		1,149.0
2024	23,050.0		333.3
Thereafter	329,757.0		4,768.0

Total (1)	Rs. 961,555.1	US$	13,903.3

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 82,997.9 million (net of debt issuance cost).

During the fiscal year ended March 31, 2019 the Bank issued subordinated debt amounting to Rs. 6,000.0 million (previous period Rs. 20,000.0 million) and perpetual debt amounting to Rs. 3,000.0 million (previous period Rs. 80,000.0 million). During the fiscal year ended March 31, 2019 the Bank also raised other long-term debt amounting to Rs. 311,093.6 million (previous period Rs. 325,517.1 million).

As of March 31, 2018 and March 31, 2019, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 32,260.9 million and Rs. 36,305.9 million, respectively, and functional currency borrowings aggregating to Rs. 669,624.7 million and Rs. 796,959.3 million, respectively.